Schedule of Investments (unaudited)
December 31, 2020
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
HEICO Corp.	1,425,416	$ 188,725,078
Mercury Systems, Inc.(a)(b)	1,578,399	138,993,816
Teledyne Technologies, Inc.(a)	417,599	163,690,456
		491,409,350
Automobiles — 1.3%
Ferrari NV	761,404	174,757,446
Banks — 0.7%
SVB Financial Group(a)	251,446	97,518,302
Beverages — 0.8%
Boston Beer Co., Inc., Class A(a)(b)	117,508	116,837,029
Building Products — 0.6%
AZEK Co., Inc.(a)	2,204,616	84,767,485
Capital Markets — 7.1%
KKR & Co., Inc.	5,201,014	210,589,057
MarketAxess Holdings, Inc.	408,638	233,152,497
MSCI, Inc.	776,548	346,751,978
Tradeweb Markets, Inc., Class A	3,207,930	200,335,229
		990,828,761
Commercial Services & Supplies — 3.5%
Copart, Inc.(a)	2,980,437	379,260,608
Waste Connections, Inc.	1,043,145	106,995,383
		486,255,991
Distributors — 2.1%
Pool Corp.	769,105	286,491,613
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(a)	416,854	72,111,574
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc.(a)(b)	579,648	76,565,704
Entertainment — 1.9%
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	5,242,199	223,317,677
Madison Square Garden Sports Corp.(a)	211,236	38,888,548
		262,206,225
Equity Real Estate Investment Trusts (REITs) — 1.3%
Rexford Industrial Realty, Inc.	1,840,667	90,395,156
SBA Communications Corp.	334,030	94,239,884
		184,635,040
Health Care Equipment & Supplies — 10.9%
Cooper Cos., Inc.	190,336	69,152,876
IDEXX Laboratories, Inc.(a)	735,281	367,544,913
Masimo Corp.(a)(b)	1,154,052	309,724,476
STERIS PLC	1,109,538	210,301,833
Teleflex, Inc.	707,718	291,275,497
West Pharmaceutical Services, Inc.	943,072	267,181,728
		1,515,181,323
Hotels, Restaurants & Leisure — 3.9%
Churchill Downs, Inc.	797,866	155,416,318
Domino’s Pizza, Inc.	354,173	135,811,179
Penn National Gaming, Inc.(a)(b)	1,463,094	126,367,429
Planet Fitness, Inc., Class A(a)	1,608,323	124,854,114
		542,449,040
Security	Shares	Value
Interactive Media & Services — 2.4%
IAC/InterActiveCorp(a)	491,770	$ 93,116,650
Match Group, Inc.(a)(b)	1,580,171	238,906,053
		332,022,703
IT Services — 14.7%
Adyen NV(a)(c)	155,911	362,265,721
Booz Allen Hamilton Holding Corp.	2,207,403	192,441,394
Globant SA(a)(b)	890,777	193,841,983
Jack Henry & Associates, Inc.	612,665	99,245,603
MongoDB, Inc.(a)	851,118	305,585,407
Okta, Inc.(a)	1,204,320	306,210,403
Twilio, Inc., Class A(a)	1,077,909	364,872,196
Wix.com Ltd.(a)(b)	861,601	215,365,786
		2,039,828,493
Life Sciences Tools & Services — 6.7%
10X Genomics, Inc., Class A(a)	1,628,856	230,646,010
Bio-Techne Corp.	898,902	285,446,330
Charles River Laboratories International, Inc.(a)	974,682	243,534,044
Maravai LifeSciences Holdings, Inc., Class A(a)	1,361,817	38,198,967
Sotera Health Co.(a)	4,705,415	129,116,588
		926,941,939
Machinery — 1.9%
Dover Corp.	1,096,705	138,459,006
IDEX Corp.	638,346	127,158,523
		265,617,529
Media — 2.8%
Cable One, Inc.	108,222	241,088,314
Liberty Broadband Corp., Class C(a)	886,706	140,427,629
		381,515,943
Pharmaceuticals — 1.5%
Catalent, Inc.(a)	1,949,329	202,866,669
Professional Services — 5.1%
CoStar Group, Inc.(a)(b)	409,523	378,513,918
TransUnion	1,795,943	178,193,465
Verisk Analytics, Inc.	741,586	153,945,838
		710,653,221
Road & Rail — 1.1%
Old Dominion Freight Line, Inc.(b)	775,118	151,287,531
Semiconductors & Semiconductor Equipment — 5.3%
Cree, Inc.(a)	700,822	74,217,050
Entegris, Inc.	3,609,478	346,870,836
Monolithic Power Systems, Inc.	854,463	312,929,984
		734,017,870
Software — 16.0%
Bill.com Holdings, Inc.(a)(b)	889,415	121,405,147
Cadence Design Systems, Inc.(a)	2,589,055	353,224,774
Coupa Software, Inc.(a)(b)	728,255	246,812,902
Fair Isaac Corp.(a)	693,046	354,174,228
Nice Ltd., ADR(a)(b)	861,940	244,394,468
Palantir Technologies, Inc., Class A (Acquired 02/07/2014, cost $2,249,524)(a)(d)	366,970	8,430,882
Paycom Software, Inc.(a)(b)	916,543	414,506,572
Synopsys, Inc.(a)(b)	1,180,885	306,132,627
Tyler Technologies, Inc.(a)(b)	404,065	176,382,454
		2,225,464,054
Specialty Retail — 3.2%
Leslie’s, Inc.(a)(b)	4,764,628	132,218,427

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	1,171,531	$ 164,693,828
Vroom, Inc.(a)(b)	3,715,007	152,203,837
		449,116,092
Total Long-Term Investments — 99.4% (Cost: $8,871,896,581)		13,801,346,927
Short-Term Securities(e)(f)
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	33,752,018	33,752,018
SL Liquidity Series, LLC, Money Market Series, 0.17%(g)	290,985,040	291,072,335
Total Short-Term Securities — 2.3% (Cost: $324,705,685)		324,824,353
Total Investments — 101.7% (Cost: $9,196,602,266)		14,126,171,280
Liabilities in Excess of Other Assets — (1.7)%		(235,089,945)
Net Assets — 100.0%		$ 13,891,081,335
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,430,882, representing 0.1% of its net assets as of period end, and an original cost of $2,249,524.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 29,537,549	$ 4,214,469(a)	$ —	$ —	$ —	$ 33,752,018	33,752,018	$ 3,846	$ —
SL Liquidity Series, LLC, Money Market Series	383,980,255	—	(92,879,836)(a)	(28,942)	858	291,072,335	290,985,040	146,531(b)	—
				$ (28,942)	$ 858	$ 324,824,353		$ 150,377	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 491,409,350	$ —	$ —	$ 491,409,350
Automobiles	174,757,446	—	—	174,757,446
Banks	97,518,302	—	—	97,518,302
Beverages	116,837,029	—	—	116,837,029
Building Products	84,767,485	—	—	84,767,485
Capital Markets	990,828,761	—	—	990,828,761
Commercial Services & Supplies	486,255,991	—	—	486,255,991
Distributors	286,491,613	—	—	286,491,613
Diversified Consumer Services	72,111,574	—	—	72,111,574
Electronic Equipment, Instruments & Components	76,565,704	—	—	76,565,704
Entertainment	262,206,225	—	—	262,206,225
Equity Real Estate Investment Trusts (REITs)	184,635,040	—	—	184,635,040
Health Care Equipment & Supplies	1,515,181,323	—	—	1,515,181,323
Hotels, Restaurants & Leisure	542,449,040	—	—	542,449,040
Interactive Media & Services	332,022,703	—	—	332,022,703
IT Services	1,677,562,772	362,265,721	—	2,039,828,493
Life Sciences Tools & Services	926,941,939	—	—	926,941,939
Machinery	265,617,529	—	—	265,617,529
Media	381,515,943	—	—	381,515,943
Pharmaceuticals	202,866,669	—	—	202,866,669
Professional Services	710,653,221	—	—	710,653,221
Road & Rail	151,287,531	—	—	151,287,531
Semiconductors & Semiconductor Equipment	734,017,870	—	—	734,017,870
Software	2,217,033,172	8,430,882	—	2,225,464,054
Specialty Retail	449,116,092	—	—	449,116,092

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Mid-Cap Growth Equity Portfolio
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 33,752,018	$ —	$ —	$ 33,752,018
	$ 13,464,402,342	$ 370,696,603	$ —	13,835,098,945
Investments Valued at NAV(a)				291,072,335
				$ 14,126,171,280
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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